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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                        SUPPLEMENT DATED JULY 2, 2007 TO
                         PROSPECTUSES DATED MAY 1, 2007


This Supplement is intended to supplement prospectuses dated May 1, 2007 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York. The prospectuses affected by this Supplement are entitled "VENTURE VANTAGE VARIABLE ANNUITY," "VENTURE VARIABLE ANNUITY," "VENTURE III VARIABLE ANNUITY," AND "VENTURE VISION VARIABLE ANNUITY."

This Supplement revises information regarding the expenses for International Value Trust. Footnote 7 in "Notes to Fund Expense Tables" in the FEE TABLES section of the Prospectus is revised as follows:

         (7) The Adviser has agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the International Value Trust does not exceed 0.45% of the Fund's average annual net assets. These advisory fee waivers will remain in effect until May 1, 2008, and thereafter until terminated by the Adviser on notice to the Trust. For the year ended December 31, 2006, the effective annual advisory fee reflecting these waivers for the International Value Trust was 0.80%. The Net Operating Expenses for International Value Trust Series II reflecting these waivers was 1.16%.



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You should read this Supplement together with the prospectus for the Contract you purchase, and retain both for future reference. If you would like another copy of the prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York state, 1-800-551-2078 to request a free copy. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the prospectus.
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